Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Nov. 02, 2023	Mar. 31, 2025	Mar. 31, 2024	Aug. 02, 2024	Dec. 07, 2022
Commitments and contingencies (Note 16)
Number of share issued	11,928,287	200,000
Exchange rate		$ 2,337	$ 2,399	$ 95	$ 134
Other Noncash Income		$ 0	$ 2